Shareholder Report, Holdings (Details)	Oct. 31, 2024
American Funds 2070 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2070 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2070 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class R5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class R5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class R5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class R5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2065 Target Date Retirement Fund - Class R6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2065 Target Date Retirement Fund - Class R6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund® - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund® - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund® - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund® - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund® - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund® - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund® - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
American Funds 2055 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2055 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2045 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class F1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class F1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class F1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class F1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class F2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class F2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class F2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class F2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class F3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class F3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class F3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class F3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2040 Target Date Retirement Fund - Class R6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2035 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class F1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class F1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class F3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class F3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R-1[Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class R-1[Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class R-1[Member] | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-1[Member] | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class R-1[Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-1[Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member] | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member] | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member] | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member] | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member] | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member] | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member] | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member] | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member] | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member] | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R-5-E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class R-5-E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class R-5-E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-5-E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class R-5-E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-5-E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
American Funds 2030 Target Date Retirement Fund - Class R6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2025 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2020 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class F2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class F2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2015 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund- Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund- Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund- Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund- Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund- Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund- Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2010 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class A | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class A | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class C | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class C | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class C | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class T | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class T | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class T | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Balanced funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Short-term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%

[1]	Less than 1%.